Activity in Options Available to be Granted Under Employee Stock Option Scheme (Detail) - Employees Stock Option Scheme - shares		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options available to be granted, beginning of period	[1]	31,534,850	72,847,350		112,121,300
Equity shares allocated for grant under the plan		0	0		0
Options granted		0	(44,836,200)		(41,659,000)
Forfeited/lapsed	[1]	2,138,800	3,523,700		2,385,050
Options available to be granted, end of period		33,673,650	31,534,850	[1]	72,847,350	[1]

[1]	Does not include options exchanged on acquisition of CBoP since these options on forfeiture/ lapse are not available for re-issue.